Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 120,991	$ 90,852
Allowance for expected credit loss	(18,913)	(10,265)	$ (7,299)
Accounts receivable, net	$ 102,078	$ 80,587